Interim Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 73,721	$ 138,024
Restricted cash	9,750	3,909
Accounts receivable, net	3,390	2,350
Inventories	6,071	5,595
Prepaid expenses and other current assets	6,910	8,132
Due from related parties	7,244	3,860
Assets held for sale	7,096	0
Total current assets	114,182	161,870
NON-CURRENT ASSETS
Vessels in operation	1,147,214	1,155,586
Advances for vessels acquisitions and other additions	10,073	10,791
Intangible assets-charter agreements	108	1,467
Deferred charges, net	17,679	16,408
Restricted cash, net of current portion	6,215	5,703
Total non-current assets	1,181,289	1,189,955
TOTAL ASSETS	1,295,471	1,351,825
CURRENT LIABILITIES
Accounts payable	14,869	9,052
Accrued liabilities	13,851	22,916
Current portion of long-term debt and deferred financing costs	81,358	87,532
Deferred revenue	5,019	9,987
Due to related parties	33	109
Total current liabilities	115,130	129,596
LONG-TERM LIABILITIES
Long-term debt, net of current portion and deferred financing costs	748,857	809,357
Intangible liability-charter agreements	5,466	6,470
Total non-current liabilities	754,323	815,827
Total liabilities	869,453	945,423
Commitments and Contingencies	0	0
SHAREHOLDERS' EQUITY
Additional paid in capital	571,974	565,586
Accumulated deficit	(146,136)	(159,362)
Total shareholders' equity	426,018	406,402
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,295,471	1,351,825
Common Class A [Member]
SHAREHOLDERS' EQUITY
Common shares	177	175
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY
Preferred shares	0	0
Series C Preferred Shares [Member]
SHAREHOLDERS' EQUITY
Preferred shares	$ 3	$ 3